Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,946,891	$ 7,713,899	$ 1,572,785
Short-term investments, restricted	583,720	0	181,859
Accounts receivable, net	4,249,889	3,740,885	2,700,243
Unbilled revenue	718,108	646,398	0
Inventory, net	3,473,257	3,343,793	3,356,622
Due from related party	306,305	0	55,837
Deferred financing costs	134,234	140,433	0
Prepaid and other current assets	475,888	340,013	402,846
Total current assets	11,888,292	15,925,421	8,270,192
Property, plant and equipment, net	634,560	638,026	435,612
Intangible assets, net	969,777	953,327	372,020
Goodwill	40,870	40,870	0
Other assets	40,425	72,425	39,425
TOTAL ASSETS	13,573,924	17,630,069	9,117,249
Current liabilities:
Notes Payable and Line of Credit, Related Parties, Current	0	2,950,000	1,337,500
Senior convertible promissory note, related party	3,000,000	3,000,000	0
Current portion of convertible debentures, related party		0	90,967
Accounts payable	1,864,044	2,338,046	1,151,010
Accrued expenses	1,407,452	1,139,554	807,922
Deferred revenue	1,008,248	613,915	677,919
Due to related party	0	119,667	0
Interest payable, related party	0	198,450	126,170
Total current liabilities	7,279,744	10,359,632	4,191,488
Long-term liabilities:
Deferred revenue, net of current portion	262,701	204,544	142,726
Total liabilities	7,542,445	10,564,176	4,334,214
Commitments and contingencies (Note 8)
Tecogen Inc. shareholders’ equity:
Common stock, $0.001 par value; 100,000,000 shares authorized; 15,155,200 and 13,611,974 issued and outstanding at December 31, 2013 and 2012, respectively	15,162	15,155	13,612
Additional paid-in capital	22,508,013	22,463,996	16,360,821
Accumulated deficit	(16,229,257)	(15,209,212)	(11,759,723)
Total Tecogen Inc. stockholders’ equity	6,293,918	7,269,939	4,614,710
Noncontrolling interest	(262,439)	(204,046)	168,325
Total stockholders’ equity	6,031,479	7,065,893	4,783,035
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 13,573,924	$ 17,630,069	$ 9,117,249